SHARE-BASED COMPENSATION - Narrative (Details) (USD $)	0 Months Ended	4 Months Ended		4 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended											9 Months Ended	12 Months Ended					12 Months Ended			4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended
	Sep. 07, 2012 Time and Performance-Based Awards Merger Agreement	Dec. 28, 2012 Time and Performance-Based Awards Merger Agreement	Dec. 28, 2012 Restricted Stock Merger Agreement	Dec. 28, 2012 Restricted Stock Units (RSUs) Merger Agreement	Dec. 28, 2012 Deferred Stock Units (DSUs) Merger Agreement	Dec. 28, 2012 Stock Option Plan 2012 Time and Performance-Based Awards Merger Agreement	Sep. 07, 2012 Stock Option Plan 2012 Time and Performance-Based Awards Merger Agreement	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Sep. 07, 2012 Predecessor Time and Performance-Based Awards	Dec. 30, 2011 Predecessor Time and Performance-Based Awards	Jan. 01, 2008 Predecessor Award Type, All Types Other Than Stock Appreciation Rights and Stock Options	Jan. 01, 2008 Predecessor Award Type, Stock Appreciation Rights and Stock Options	Sep. 07, 2012 Predecessor Restricted Stock	Dec. 30, 2011 Predecessor Restricted Stock	Dec. 27, 2013 Predecessor Restricted Stock Term Condition 1	Dec. 27, 2013 Predecessor Restricted Stock Term Condition 2	Sep. 07, 2012 Predecessor Restricted Stock Units (RSUs)	Dec. 30, 2011 Predecessor Restricted Stock Units (RSUs)	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 1 Part 1	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 1 Part 2	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 2 Part 1	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 2 Part 2	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 3	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 4 Part 1	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 4 Part 2	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 5 Part 1	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 5 Part 2	Dec. 27, 2013 Predecessor Restricted Stock Units (RSUs) Term Condition 5 Part 3	Sep. 07, 2012 Predecessor Deferred Stock Units (DSUs)	Dec. 30, 2011 Predecessor Deferred Stock Units (DSUs)	Dec. 27, 2013 Predecessor Equity Incentive, 2004 Plan Time and Performance-Based Awards	Dec. 27, 2013 Predecessor Equity Incentive, 2004 Plan Time and Performance-Based Awards Minimum	Dec. 27, 2013 Predecessor Equity Incentive, 2004 Plan Time and Performance-Based Awards Maximum	Dec. 31, 2004 Predecessor Equity Incentive, 2004 Plan Stock Compensation Plan	Dec. 27, 2013 Predecessor Stock Award, 2000 Plan Time and Performance-Based Awards	Dec. 25, 2009 Predecessor Stock Award, 2000 Plan Stock Compensation Plan	Dec. 31, 2000 Predecessor Stock Award, 2000 Plan Stock Compensation Plan	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Dec. 28, 2012 Successor Stock Option Plan 2012 Time and Performance-Based Awards	Dec. 27, 2013 Successor Stock Option Plan 2012 Time and Performance-Based Awards	Dec. 28, 2012 Successor Stock Option Plan 2012 Time-Based Awards	Dec. 27, 2013 Successor Stock Option Plan 2012 Time-Based Awards	Dec. 28, 2012 Successor Stock Option Plan 2012 Performance-Based Awards	Dec. 27, 2013 Successor Stock Option Plan 2012 Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other than options vested fair value				$ 14,700,000	$ 3,500,000									$ 100,000	$ 3,800,000			$ 4,700,000	$ 1,800,000											$ 200,000
Number of shares authorized																																			3,800,000			6,395				172,766
Granted (in shares)																																										21,247	73,954	12,584
Granted (in shares)																																													73,954	8,663
Number of shares available for grant																																					0					8,182
Annual vesting percentage																																25.00%				25.00%								20.00%		20.00%
Merger option exchange ratio		10
Options outstanding (in shares)		508,449				50,845																																			198,753	215,429.000
Options outstanding, weighted average exercise price (in dollars per share)		$ 11.71					$ 117.07																																		$ 219.72	$ 222.45
Share-based compensation outstanding intrinsic value		7,000,000																																								7,013,000
Issuance of common stock from exercise of stock options (in shares)	2,560,744									156,297	43,962
Exercises in period, intrinsic value	16,900,000									1,400,000	300,000
Forfeited (in shares)	171,881																																									4,571
Outstanding, weighted average remaining contractual term (in years)		3 years 1 month 13 days																																								7 years 2 months 4 days
Stock options granted, weighted-average grant date fair value (in dollars per share)										$ 7.84	$ 14.93																														$ 122.07			$ 124.42		$ 122.79
Proceeds from stock options exercised								$ 2,188,000	$ 656,000	$ 2,188,000	$ 656,000																												$ 0	$ 0
Share limit ratio												1.8	1
Minimum value for exercise price per share as percentage of market value																																				100.00%
Minimum value for exercise price per share threshold																																				10.00%
Value for exercise price per share more than 10% voting power as percentage of market value																																				110.00%
Award vesting period																3 years	5 years				3 years	2 years	3 years	3 years	3 years	5 years						4 years				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																				second grant date							fourth grant date	fifth grant date	not later than seventh grant date
Percentage vested, partial vesting																50.00%	50.00%			50.00%	50.00%	50.00%	50.00%	33.33333%	50.00%	50.00%
Expected life										5 years	5 years																						7 years	10 years		10 years					6 years 3 months 18 days			6 years 6 months 0 days		6 years 2 months 4 days
Other than options outstanding			0	0	0
Average closing price term, consecutive period																											20 days
Vested (in shares)																															0